================================================================================

--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                January 31, 2002
--------------------------------------------------------------------------------

                                   Value Line
                                   Aggressive
                                  Income Trust

                                     [LOGO]
                                   ---------
                                   VALUELINE

                                    No-Load
                                     Mutual
                                     Funds

Value Line Aggressive Income Trust

                                                    To Our Value Line Aggressive
================================================================================

To Our Shareholders:

For the twelve months ended January 31, 2002, the total return of the Value Line Aggressive Income Trust was -0.12%. Over the same period, the average high-yield bond fund (as measured by Lipper Analytical Services)(1) lost 3.74%.

The past year continued to be a very challenging one for high-yield bonds. The first recession in a decade, combined with the terrorist attacks on September 11th, led to further pressure on corporate balance sheets. The Telecommunications sector has been the hardest hit area as evidenced by the recent bankruptcies of such high profile issuers as Global Crossing, XO Communications, and McLeod. For 2001, the default rate reached 10.2%, on a twelve-month trailing basis, according to Moody's. Going forward, Moody's is looking for this rate to fall to about 7% by year end. 2002, however, has gotten off to a rough start as records for defaults in terms of issuers and volume of securities were set in January according to Standard & Poor's. Although the gradually recovering economy should slow the rate of defaults, we are still concerned about the possibility of increased supply in the high-yield arena. As investors and the credit rating agencies take a harder look at the balance sheets of some of the larger investment-grade companies, their securities may be pushed down into the high-yield sector, thus pressuring high-yield spreads to widen relative to Treasuries.

Given these concerns, and the likelihood of an initially slow economic rebound, we continue to focus our investments in the more liquid and stronger credits available in the high yield-sector. Energy, Medical Services, and Hotel and Gaming securities account for the fund's largest holdings. No one industry, though, accounts for more than 10% of the fund's assets. We continue to believe that a well-diversified portfolio should help performance during the gradually improving economic environment we see ahead.

                                        Sincerely,


                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

April 1, 2002

--------------------------------------------------------------------------------

(1) The Lipper High-Yield Fund group invests in fixed income securities, has no quality or maturity restrictions, and tends to invest in lower grade debt issues. An investment cannot be made in a Peer Group Average.


--------------------------------------------------------------------------------
2

                                              Value Line Aggressive Income Trust

Income Trust Shareholders
================================================================================

Economic Observations

The recession, which gripped the nation for much of the past year, appears to be ending. This conclusion is based on a succession of reports showing improving manufacturing levels, comparative continued strength in housing, selective improvement in retailing, and generally declining jobless claims. Nevertheless, given the absence of growth in the overall job market and continued depressed levels of factory usage, it appears that the economic recovery, which we expect to begin during the current half, will be moderate and uneven in its early stages.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing environment remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the comparatively low level of U.S. business activity in recent months. To be sure, as the U.S. economy improves, some modest increase in pricing pressures may evolve. Absent a more vigorous business recovery than we now expect, however, inflation should remain muted through at least 2002.

Finally, the Federal Reserve, which has been aggressive in reducing interest rates over the past year, in an effort to promote stronger economic activity, now appears to be at the end of its extended monetary easing cycle. We believe the Fed will now pursue a stable monetary course through at least the third quarter of this year, before rising business activity and possibly higher inflation encourage it to begin lifting rates again.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

================================================================================

The following graph compares the performance of the Value Line Aggressive Income Trust to that of the Lehman Brothers Aggregate Bond Index. The Value Line Aggressive Income Trust is a professionally managed mutual fund, while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

--------------------------------------------------------------------------------
   COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE VALUE LINE
     AGGRESSIVE INCOME TRUST AND THE LEHMAN BROTHERS AGGREGATE BOND INDEX*

                            [MOUNTAIN GRAPH OMITTED]

Value Line Aggressive Income Trust      $17,177
Lehman Brothers Aggregate Bond Index    $20,544

--------------------------------------------------------------------------------
                   (Period covered is from 2/1/92 to 1/31/02)

Performance Data:**

                                       1 year ended   5 years ended  10 years ended
                                         12/31/01        12/31/01       12/31/01
                                       --------------------------------------------
Lehman Brothers Aggregate Bond Index
Average Annual Total Return**              5.90%          -.96%           5.78%

                                       1 year ended   5 years ended  10 years ended
                                          1/31/02         1/31/02        1/31/02
                                       --------------------------------------------
Value Line Aggressive Income Trust
Average Annual Total Return**             -.12%          -1.15%           5.56%

================================================================================

* The Lehman Brothers Aggregate Bond Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged index.

** The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


--------------------------------------------------------------------------------
4

                                              Value Line Aggressive Income Trust

Schedule of Investments                                         January 31, 2002
================================================================================

 Principal
  Amount                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (10.3%)
               ADVERTISING (0.4%)
$  500,000     Doubleclick, Inc., Subordinated Notes, 4 3/4%, (each note is convertible
                   to 24.2424 shares of Common Stock at any time) 3/15/06 ...............................      $   403,125
                                                                                                               -----------
               AUTO PARTS (0.5%)
   500,000     Tower Automotive, Inc., Senior Subordinated Notes, 5%, (each note is convertible
                   to 38.6399 shares of Common Stock at any time) 8/1/04 ................................          435,000
                                                                                                               -----------
               COMPUTER & PERIPHERALS (0.5%)
   500,000     Quantum Corp., Senior Subordinated Notes, 7%, (each note is convertible to
                   21.59 shares of Quantum Corp. - DLT Storage and 10.79 shares of
                   Quantum Corp. - Hard Disk Drive Common Stock at any time) 8/1/04 .....................          469,375
                                                                                                               -----------
               DRUG (1.9%)
 1,000,000     Inhale Therapeutic Systems, Inc., Subordinated Notes, 3 1/2% (each note is convertible
                   to 19.8177 shares of Common Stock at anytime) 10/17/07 ...............................          577,500
 1,500,000     IVAX Corp., Senior Subordinated Notes, 4 1/2% (each note is convertible
                   to 24.9688 shares of Common Stock at anytime) 5/15/08 ................................        1,256,250
                                                                                                               -----------
                                                                                                                 1,833,750
                                                                                                               -----------
               E-COMMERCE (0.2%)
   250,000     Manugistics Group Inc. Subordinated Notes, 5% (each note is convertible
                   to 22.695 shares of Common Stock at anytime) 11/1/07 .................................          195,000
                                                                                                               -----------
               ELECTRIC UTILITY-EAST (0.4%)
   500,000     AES Corp., Junior Subordinated Debentures, 4 1/2% (each debenture is convertible
                   to 37.037 shares of Common Stock at anytime) 8/15/05 .................................          404,375
                                                                                                               -----------
               ELECTRICAL EQUIPMENT (0.6%)
 1,000,000     Corning Inc., Debentures, 0% (each debenture is convertible to 8.3304
                   shares of Common Stock at anytime) 11/8/15 ...........................................          540,000
                                                                                                               -----------
               FINANCIAL SERVICES (0.4%)
   500,000     E*Trade Group, Inc., Subordinated Notes, 6%, (each note is convertible
                   to 42.3729 shares of Common Stock at any time) 2/1/07 ................................          388,125
                                                                                                               -----------
               FOOD WHOLESALERS (0.9%)
 1,000,000     Fleming Cos., Inc., Senior Subordinated Notes, 5 1/4% (each note is convertible
                   to 33.036 shares of Common Stock at anytime) 3/15/09 .................................          900,000
                                                                                                               -----------
               HEALTHCARE INFORMATION SYSTEM (0.8%)
 1,000,000     Incyte Genomics, Inc., Subordinated Notes, 5 1/2% (each note is convertible
                   to 14.8325 of Common Stock at anytime) 2/1/07 ........................................          775,000
                                                                                                               -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments
================================================================================

 Principal
  Amount                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
               INDUSTRIAL SERVICES (0.7%)
$1,000,000     Quanta Services, Inc., Subordinated Notes, 4% (each note is convertible
                   to 18.3383 shares of Common Stock at anytime) 7/1/07 .................................      $   647,500
                                                                                                               -----------
               MACHINERY (0.1%)
   500,000     Foster Wheeler Ltd., Subordinated Notes, 6 1/2% (each note is convertible
                   to 62.3131 share of Common Stock at anytime) 6/1/07 (1) ..............................          136,250
                                                                                                               -----------
               MEDICAL SERVICES (0.5%)
   500,000     Res-Care, Inc., Senior Notes, 6% (each note is convertible
                   to 53.168 share of Common Stock at anytime) 12/1/04 ..................................          436,250
                                                                                                               -----------
               RETAIL STORE (0.5%)
   500,000     Penney (J.C.) Co., Inc. Subordinated Notes, 5% (each note is convertible
                   to 35.0877 shares of Common Stock at anytime) 10/15/08 (1) ...........................          520,625
                                                                                                               -----------
               TELECOMMUNICATIONS EQUIPMENT (0.2%)
   250,000     Cienna Corp., Subordinated Notes, 3 3/4% (each note is convertible
                   to 9.5808 shares of Common Stock at anytime) 2/1/08 ..................................          168,125
                                                                                                               -----------
               TELECOMMUNICATION SERVICES (1.1%)
 1,500,000     Akamai Technologies, Inc., Subordinated Notes, 5 1/2%, (each note is convertible
                   to 8.6603 shares of Common Stock at any time) 7/1/07 .................................          789,375
   500,000     Gilat Satellite Network, Ltd., Subordinated Notes, 4 1/4%, (each note is convertible
                   to 5.371 shares of Common Stock at anytime) 3/15/05 ..................................          164,375
   250,000     Redback Networks, Inc., Subordinated Notes, 5%, (each note is convertible
                   to 5.2430 shares of Common Stock at anytime) 4/1/07 ..................................          141,250
                                                                                                               -----------
                                                                                                                 1,095,000
                                                                                                               -----------
               TOBACCO (0.6%)
   500,000     Vector Group, Ltd., Subordinated Notes, 6 1/4%, (each note is convertible
                   to 29.7089 shares of Common Stock at anytime) 7/15/08 (1) ............................          530,000
                                                                                                               -----------
               TOTAL CONVERTIBLE BONDS & NOTES (Cost $10,034,032) .......................................        9,877,500
                                                                                                               -----------


--------------------------------------------------------------------------------
6

                                              Value Line Aggressive Income Trust

                                                                January 31, 2002
================================================================================

 Principal
  Amount                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES (65.5%)
               CABLE TV (6.4%)
$1,000,000     Adelphia Communications Corp. Senior Notes, 10 1/4%, 11/1/06 .............................      $ 1,032,500
 1,000,000     Century Communications Corp., Senior Notes, 9 3/4%, 2/15/02 ..............................        1,000,000
 1,000,000     Charter Communications Holdings, Senior Notes, 9 5/8%, 11/15/09 ..........................          997,500
   500,000     Diamond Cable Communications Inc., Senior Discount Notes, 11 3/4%, 12/15/05 ..............          160,000
 1,000,000     Insight Communications, Inc., Senior Discount Notes, (zero coupon until 2/15/06,
                   12 1/4% thereafter) 2/15/11 ..........................................................          622,500
 1,000,000     MediaCom LLC, Senior Notes, 9 1/2%, 1/15/13 ..............................................        1,060,000
   530,000     Ono Financial PLC, Guaranteed Notes, 13%, 5/1/09 .........................................          365,700
 1,000,000     RCN Corp., Senior Notes, 10 1/8%, 1/15/10 ................................................          350,000
 2,000,000     RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02,
                   11 1/8% thereafter) 10/15/07 .........................................................          580,000
                                                                                                               -----------
                                                                                                                 6,168,200
                                                                                                               -----------
               CHEMICAL-SPECIALTY (0.5%)
   500,000     MacDermid Inc., Senior Subordinated, Notes, 9 1/8%, 7/15/11 ..............................          515,000
                                                                                                               -----------
               DIVERSIFIED COMPANIES (0.3%)
 1,000,000     Holmes Products Corp., Senior Subordinated Notes, Series 97/8%, 11/15/07 .................          302,500
                                                                                                               -----------
               DRUG (1.0%)
 1,000,000     Watson Pharmaceuticals, Inc. Senior Notes, 7 1/8%, 5/15/08 ...............................          962,101
                                                                                                               -----------
               ELECTRIC UTILITY-EAST (2.8%)
 1,000,000     AES Corp., Inc., Senior Notes, 8 3/8%, 8/15/07 ...........................................          780,000
 1,000,000     AES Corp., Senior Notes, 9 3/8%, 9/15/10 .................................................          870,000
 1,000,000     PSE&G Energy Holdings, Inc., Senior Notes, 8 5/8%, 2/15/08 ...............................        1,016,400
                                                                                                               -----------
                                                                                                                 2,666,400
                                                                                                               -----------
               ELECTRIC UTILITY-WEST (1.1%)
 1,000,000     PG&E National Energy Group, Inc., Senior Notes, 10 3/8%, 5/16/11 .........................        1,043,312
                                                                                                               -----------
               ENTERTAINMENT (1.9%)
   500,000     IMAX Corp., Senior Notes, 7 7/8%, 12/1/05 ................................................          285,000
   500,000     Royal Caribbean Cruises Ltd., Senior Notes, 7 1/4%, 8/15/06 ..............................          431,423
 1,000,000     Star Choice Communications, Inc., Senior Secured Notes, 13%, 12/15/05 ....................        1,060,000
                                                                                                               -----------
                                                                                                                 1,776,423
                                                                                                               -----------
               FINANCIAL SERVICES (0.4%)
   500,000     Vesta Insurance Group, Inc., Senior Debentures, 8 3/4%, 7/15/25 ..........................          341,221
                                                                                                               -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments
================================================================================

 Principal
  Amount                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
               FOOD PROCESSING (1.5%)
$1,500,000     Land O Lakes Inc., Senior Notes, 8 3/4%, 11/15/11 (1) ....................................      $ 1,477,500
                                                                                                               -----------
               FOREIGN TELECOMMUNICATIONS (0.3%)
 1,000,000     AT&T Canada Inc., Senior Notes, 7.650%, 9/15/06 ..........................................          329,403
   500,000     World Access, Inc., Senior Notes, 13 1/4%, 1/15/08 (2) (3) ...............................            5,000
                                                                                                               -----------
                                                                                                                   334,403
                                                                                                               -----------
               GROCERY (3.6%)
 1,000,000     Fleming Companies, Inc., Senior Subordinated Notes, Series "B", 10 1/2%, 12/1/04 .........          961,250
   500,000     Great Atlantic & Pacific Tea Co., Inc., Senior Notes, 9 1/8%, 12/15/11 ...................          515,000
 2,000,000     Winn Dixie Stores, Inc., Senior Notes, 8 7/8%, 4/1/08 ....................................        1,930,000
                                                                                                               -----------
                                                                                                                 3,406,250
                                                                                                               -----------
               HEALTHCARE INFORMATION SYSTEMS (3.3%)
 1,000,000     HealthSouth Corp., Senior Subordinated Notes, 10 3/4%, 10/1/08 ...........................        1,085,000
   500,000     Iasis Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09 .........................          547,500
 1,500,000     Matria Healthcare Inc., Senior Notes, 11%, 5/1/08 ........................................        1,556,250
                                                                                                               -----------
                                                                                                                 3,188,750
                                                                                                               -----------
               HOME BUILDING (3.2%)
 1,000,000     Senior Housing Properties Trust, Senior Notes, 8 5/8%, 1/15/12 ...........................        1,025,000
 1,000,000     Toll Corp., Senior Subordinated Notes, 8%, 5/1/09 ........................................        1,000,000
 1,000,000     WCI Communities Inc., Senior Subordinated Notes, 10 5/8%, 2/15/11 ........................        1,062,500
                                                                                                               -----------
                                                                                                                 3,087,500
                                                                                                               -----------
               HOTEL/GAMING (7.6%)
 1,500,000     Eldorado Resorts LLC, Senior Subordinated Notes, 10 1/2%, 8/15/06 ........................        1,447,500
 1,000,000     Hilton Hotels Corp., Senior Notes, 7 1/2%, 12/15/17 ......................................          876,871
 1,000,000     Isle of Capri Casinos, Inc., Senior Subordinated Notes, 8 3/4%, 4/15/09 ..................          985,000
 1,000,000     John Q. Hammons Hotels, Ist Mortgage Notes, 8 7/8%, 2/15/04 ..............................          980,000
 1,000,000     Meristar Hospitality Corp., Senior Notes, 9%, 1/15/08 ....................................          990,000
 1,000,000     Meritage Corp., Senior Notes, 9 3/4%, 6/1/11 .............................................        1,045,000
 1,000,000     Sun International Hotels, Ltd., Senior Subordinated Notes, 9%, 3/15/07 ...................        1,005,000
                                                                                                               -----------
                                                                                                                 7,329,371
                                                                                                               -----------
               INDUSTRIAL SERVICES (1.5%)
   500,000     McDermott, Inc., Notes, 9 3/8%, 3/15/02 ..................................................          477,500
 1,000,000     Navistar International, Senior Subordinated Notes, 8%, 2/1/08 ............................          985,000
                                                                                                               -----------
                                                                                                                 1,462,500
                                                                                                               -----------


--------------------------------------------------------------------------------
8

                                              Value Line Aggressive Income Trust

                                                                January 31, 2002
================================================================================

 Principal
  Amount                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
               INSURANCE PROPERTY-CASUALTY (0.4%)
$  500,000     Fairfax Final Holdings Ltd., Notes, 7 3/8%, 3/15/06 ......................................      $   377,797
                                                                                                               -----------
               MACHINERY (2.2%)
 1,000,000     AGCO Corp., Senior Notes, 9 1/2%, 5/1/08 .................................................        1,060,000
 1,000,000     Briggs & Stratton Corp., Senior Notes, 8 7/8%, 3/15/11 ...................................        1,055,000
                                                                                                               -----------
                                                                                                                 2,115,000
                                                                                                               -----------
               MEDICAL SERVICES (4.0%)
 1,500,000     Res-Care, Inc., Senior Notes, 10 5/8%, 11/15/08 (1) ......................................        1,507,500
 1,000,000     U.S. Oncology Inc., Senior Notes, 9 5/8%, 2/1/12 (1) .....................................          995,000
 1,000,000     United Surgical Partners Senior Subordinated Notes, 10%, 12/15/11 (1) ....................          992,500
   250,000     Vicar Operation, Inc., Senior Subordinated Notes, 9 7/8%, 12/1/09 (1) ....................          259,375
                                                                                                               -----------
                                                                                                                 3,754,375
                                                                                                               -----------
               NATURAL GAS-DIVERSIFIED (0.7%)
 1,000,000     Energy Corp., of America, Senior Subordinated Notes, Series "A", 9 1/2%, 5/15/07 .........          677,500
                                                                                                               -----------
               OFFICE EQUIPMENT & SUPPLIES (2.3%)
 2,000,000     Office Depot Inc., Senior Subordinated Notes, 10%, 7/15/08 ...............................        2,160,000
                                                                                                               -----------
               OILFIELD SERVICES/EQUIPMENT (1.2%)
   250,000     Compagnie Generale de Geophysics, Inc., Senior Subordinated. Notes, 10 5/8%, 11/15/07 ....          255,000
 1,000,000     Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 ......................          870,000
                                                                                                               -----------
                                                                                                                 1,125,000
                                                                                                               -----------
               PACKAGING & CONTAINER (1.0%)
 1,000,000     Tekni-Plex, Inc., Senior Subordinated Notes, 12 3/4%, Series "B", 6/10/10 ................          985,000
                                                                                                               -----------
               PETROLEUM-INTEGRATED (2.4%)
 1,500,000     Clark Oil & Refining Corp., Senior Subordinated Notes, 9 1/2%, 9/15/04 ...................        1,488,750
   500,000     Clark Refining & Marketing Inc., Senior Subordinated Notes, 8 7/8%, 11/15/07 .............          400,000
   500,000     Clark USA Inc., Senior Subordinated Notes, Series "B", 10 7/8%, 12/1/05 ..................          410,000
                                                                                                               -----------
                                                                                                                 2,298,750
                                                                                                               -----------
               PETROLEUM-PRODUCING (3.6%)
   750,000     Abraxas Petroleum Corp., Senior Secured Notes, Series "A", 11 1/2%, 11/1/04 ..............          577,500
 1,000,000     Belden & Blake Corp., Senior Subordinated Notes, Series "B", 9 7/8%, 6/15/07 .............          815,000
 1,000,000     Ferrellgas Partners LP, Senior Subordinated Secured Notes, Series "B", 9 3/8%, 6/15/06 ...        1,020,000
 1,000,000     Tesoro Petroleum Corp., Senior Subordinated Notes, Series "B", 9%, 7/1/08 ................        1,012,500
                                                                                                               -----------
                                                                                                                 3,425,000
                                                                                                               -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments
================================================================================

 Principal
  Amount                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
               R.E.I.T. (1.1%)
$1,000,000     LNR Property Corp., Senior Subordinated Notes, 10 1/2%, 1/15/09 ..........................      $ 1,033,750
                                                                                                               -----------
               RECREATION (2.8%)
 1,500,000     Hasbro Inc., Senior Notes, 7.950%, 3/15/03 ...............................................        1,530,000
 1,500,000     P & O Princess Cruises Plc Guaranteed Debentures, 7 7/8%, 6/1/27 .........................        1,161,155
                                                                                                               -----------
                                                                                                                 2,691,155
                                                                                                               -----------
               RETAIL STORE (4.9%)
   500,000     Gap Inc. (The) Senior Notes, 8.80%, 12/15/08 (1) .........................................          467,882
 2,200,000     J.C. Penny Co., Inc., Debentures, 6%, 5/1/06 .............................................        1,995,367
 1,000,000     J.C. Penny Co., Inc., Notes, 9 3/4%, 6/15/21 .............................................          922,500
   500,000     K-mart Corp., Debentures, 12 1/2%, 3/1/05 (3) ............................................          217,500
   250,000     K-mart Corp., Senior Notes, 8 1/4%, 1/1/22 (3) ...........................................          107,500
 1,000,000     Toys 'R' Us, Inc., Senior Notes, 8 3/4%, 9/1/21 ..........................................        1,026,330
                                                                                                               -----------
                                                                                                                 4,737,079
                                                                                                               -----------
               SECURITIES BROKERAGE (1.1%)
 1,000,000     Goldman, Sachs Group, Inc., Senior Notes, 6.60%, 1/15/12 .................................        1,006,462
                                                                                                               -----------
               TELECOMMUNICATION SERVICES (0.6%)
   220,000     Concentric Network Corp., Senior Notes, 12 3/4%, 12/15/07 (3) ............................           33,000
 1,000,000     Global Crossing Holdings Ltd., Senior Notes, 8.70%, 8/1/07 (3) ...........................           70,000
   500,000     Millicom International Cellular SA, Senior Subordinated Discount Notes, 13 1/2%, 6/1/06 ..          335,000
 1,000,000     Nextlink Communications, Inc., Senior Notes, 10 3/4%, 6/1/09 (3) .........................          150,000
 1,000,000     Teligent Inc., Senior Notes, 11 1/2%, 12/1/07 (3) ........................................            2,500
                                                                                                               -----------
                                                                                                                   590,500
                                                                                                               -----------
               TRUCKING/TRANSPORTATION LEASING (1.6%)
 1,500,000     AMERCO, Senior Notes, 7 7/8%, 5/15/03 ....................................................        1,519,917
                                                                                                               -----------
               WIRELESS NETWORKING (0.2%)
 1,000,000     Metrocall Inc., Senior Subordinated Notes, 11%, 9/15/08 (3) ..............................            8,750
 1,000,000     Spectrasite Holdings Inc., Senior Discount Notes, Series "B", (zero coupon until
                   3/15/05, 12 7/8% thereafter) 3/15/10 .................................................          230,000
                                                                                                               -----------
                                                                                                                   238,750
                                                                                                               -----------
               TOTAL CORPORATE BONDS & NOTES (Cost $64,807,465) .........................................       62,797,466
                                                                                                               -----------


--------------------------------------------------------------------------------
10

                                              Value Line Aggressive Income Trust

                                                                January 31, 2002
================================================================================

    Shares                                                                                                Value
------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.6%)
               AEROSPACE/DEFENSE (0.4%)
     5,000     Raytheon Co., Equity Security Units, par $50 (each units is convertible
                   to 1.4903 shares of Common Stock @ $37.78), 8 1/4%, 5/15/06 ..................      $   321,250
                                                                                                       -----------
               AUTO & TRUCK (0.1%)
     2,500     Ford Motor Co. Capital Trust II, par $50 (each share is convertible
                   to 2.8249 shares of Common Stock @ $14.28) 6 1/2%, 1/15/32 ...................          133,875
                                                                                                       -----------
               CABLE TV (0.1%)
     5,000     Unitedglobalcom, Inc., Series "C", Par $50 (each share is convertible
                   to 1.1862 shares of Common Stock @ $42.15), 7%, 12/31/49 (1) (2) .............           41,250
     5,500     Unitedglobalcom, Inc., Series "D", Par $50 (each share is convertible
                   to .7838 shares of Common Stock @ $63.79), 7%, 12/31/49 (2) ..................           30,756
                                                                                                       -----------
                                                                                                            72,006
                                                                                                       -----------
               ELECTRONICS (0.0%)
     6,800     Morgan Stanley Dean Witter & Co., Inc., Series JDSU, Par $21.90
                   (each share is convertible to .20 shares of JDS Uniphase Corp. ...............
                   Common Stock) @ $6.39) 10%, 6/28/02 ..........................................           17,544
                                                                                                       -----------
               TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,018,328) .............................          544,675
                                                                                                       -----------

PREFERRED STOCKS (1.1%)
               CABLE (1.1%)
    10,000     Adelphia Communications Corp., Series "B", 13%, each share is exchangeable one
                   for one into Debentures, Par $100, 7/15/09 ...................................        1,045,000
                                                                                                       -----------
               TELECOMMUNICATION SERVICES (0.0%)
     4,953     XO Communications, Inc., 14%, each share is exchangeable one for one into
                   Debentures, Par $ 50, 2/1/09 (3) .............................................               50
                                                                                                       -----------
               TOTAL PREFERRED STOCKS (Cost $1,199,904) .........................................        1,045,050
                                                                                                       -----------

COMMON STOCKS (2.6%)
               APPAREL (0.1%)
     7,000     Phillips Van Heusen Corp. ........................................................           86,100
                                                                                                       -----------
               AUTO & TRUCK (0.1%)
     5,000     Fiat SPA .........................................................................           75,700
                                                                                                       -----------
               BANK (0.1%)
     2,000     PNC Financial Services Group, Inc. ...............................................          115,500
                                                                                                       -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments
================================================================================

    Shares                                                                                                Value
------------------------------------------------------------------------------------------------------------------
               BANK-MIDWEST (0.1%)
     3,000     U.S. Bancorp .....................................................................      $    62,460
                                                                                                       -----------
               CHEMICAL-BASIC (0.1%)
     4,000     Dow Chemical Co. .................................................................          118,160
                                                                                                       -----------
               CHEMICAL-SPECIALTY (0.1%)
    10,000     International Specialty Products Corp. (2) .......................................           87,000
                                                                                                       -----------
               COMPUTER SOFTWARE SERVICES (0.1%)
     3,000     Check Point Software Inc. (2) ....................................................          109,500
    20,000     Genuity Inc. Class "A" (2) .......................................................           23,000
                                                                                                       -----------
                                                                                                           132,500
                                                                                                       -----------
               DIVERSIFIED COMPANIES (0.1%)
     2,500     Textron, Inc. ....................................................................          114,575
                                                                                                       -----------
               DRUG (0.4%)
     3,000     IVAX Corp. (2) ...................................................................           58,500
     2,000     Merck & Co., Inc. ................................................................          118,360
     3,000     Pharmaceutical Resources, Inc. (2) ...............................................           94,230
     3,000     Watson Pharmaceuticals, Inc. .....................................................           87,900
                                                                                                       -----------
                                                                                                           358,990
                                                                                                       -----------
               ELECTRIC UTILITY-CENTRAL (0.1%)
     5,000     Alliant Corp. ....................................................................          149,050
                                                                                                       -----------
               ELECTRICAL EQUIPMENT (0.0%)
    10,000     Westco International, Inc. (2) ...................................................           44,700
                                                                                                       -----------
               ENTERTAINMENT (0.1%)
     3,000     4 Kids Entertainment, Inc. (2) ...................................................           56,670
                                                                                                       -----------
               FINANCIAL SERVICES (0.0%)
     1,392     Ladenburg Thalmann Financial Services, Inc. ......................................            1,030
                                                                                                       -----------
               FURNITURE/HOME FURNISHINGS (0.1%)
     3,000     La Z Boy, Inc. ...................................................................           66,750
                                                                                                       -----------
               GROCERY (0.2%)
     3,000     Kroger Co. (2) ...................................................................           61,800
    10,000     Winn Dixie Stores, Inc. ..........................................................          133,500
                                                                                                       -----------
                                                                                                           195,300
                                                                                                       -----------
               HOTEL-GAMING (0.1%)
     3,000     WMS Industries, Inc. (2) .........................................................           51,870
                                                                                                       -----------


--------------------------------------------------------------------------------
12

                                              Value Line Aggressive Income Trust

                                                                January 31, 2002
================================================================================

    Shares                                                                                                Value
------------------------------------------------------------------------------------------------------------------
               HUMAN RESOURCES (0.0%)
     4,000     Spherion Corp. (2) ...............................................................      $    40,400
                                                                                                       -----------
               INDUSTRIAL SERVICES (0.0%)
     5,000     Integrated Electrical Services, Inc. (2) .........................................           22,500
                                                                                                       -----------
               MACHINERY (0.1%)
     2,000     York International Corp. .........................................................           76,040
                                                                                                       -----------
               MEDICAL SERVICES (0.1%)
     3,000     Apria Healthcare Group, Inc. .....................................................           73,500
     6,000     Magellan Health Services, Inc. ...................................................           37,800
     3,000     U.S. Oncology, Inc. ..............................................................           25,650
                                                                                                       -----------
                                                                                                           136,950
                                                                                                       -----------
               PETROLEUM-INTEGRATED (0.1%)
     3,000     Conoco Inc. ......................................................................           84,480
                                                                                                       -----------
               PHARMACY (0.1%)
     2,000     CVS Corp. ........................................................................           54,400
                                                                                                       -----------
               PUBLISHING (0.0%)
     5,000     Primedia, Inc. (2) ...............................................................           20,000
                                                                                                       -----------
               R.E.I.T. (0.1%)
     6,000     Atlantic Realty Trust ............................................................           48,150
                                                                                                       -----------
               RETAIL-SPECIAL LINES (0.0%)
     5,000     Liquidation World, Inc. (2)  .....................................................           28,125
                                                                                                       -----------
               SHOE (0.2%)
     4,000     Reebok International Ltd. (2) ....................................................          118,480
     2,500     Timberland Co. (2) ...............................................................           95,925
                                                                                                       -----------
                                                                                                           214,405
                                                                                                       -----------
               TELECOMMUNICATION SERVICES (0.0%)
    17,657     GST Telecommunications, Inc. (2) .................................................               35
     4,000     Worldcom Inc./Worldcom Group (2) .................................................           40,200
                                                                                                       -----------
                                                                                                            40,235
                                                                                                       -----------
               TOBACCO (0.1%)
     2,500     Vector Group, Ltd. ...............................................................           70,000
                                                                                                       -----------
               TOTAL COMMON STOCKS (Cost $2,676,429) ............................................        2,552,040
                                                                                                       -----------
               TOTAL INVESTMENT SECURITIES (80.1%) (Cost $79,736,158) ...........................       76,816,731
                                                                                                       -----------


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Schedule of Investments
================================================================================

 Principal
  Amount                                                                                                          Value
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (18.9%)
  (including accrued interest)
$6,000,000     Collateralized by $6,015,000 U.S. Treasury Notes 3 7/8% due 7/31/03,
                   with a value of $6,123,082 (with State Street Bank and Trust Co.,
                   1.85%, dated 1/31/02, due 2/1/02 delivery value $6,000,308) ............................    $ 6,000,308
 6,000,000     Collateralized by $5,000,000 U.S. Treasury Bonds 7 1/4% due
                   8/15/22, with a value of $6,132,880 (with Morgan Stanley
                   Dean Witter & Co., Inc., 1.85%, dated 1/31/02, due 2/1/02
                   delivery value $6,000,308) .............................................................      6,000,308
 6,100,000     Collateralized by $5,631,000 U.S. Treasury Bonds 6 1/4% due
                   5/15/30, with a value of $6,238,165 (with UBS Warburg,
                   LLC, 1.85%, dated 1/31/02, due 2/1/02 delivery value $6,100,314) .......................      6,100,314
                                                                                                               -----------
               TOTAL REPURCHASE AGREEMENTS (Cost $18,100,930) .............................................     18,100,930
                                                                                                               -----------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%) .....................................................      1,003,010
                                                                                                               -----------
NET ASSETS (100.0%) .......................................................................................    $95,920,671
                                                                                                               ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
  ($95,920,671 / 20,230,810 shares of beneficial interest outstanding) ....................................    $      4.74
                                                                                                               ===========

(1)   144A Security where certain conditions for public sale may exist.

(2)   Non-income producing security.

(3)   Defaulted security.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14

                                              Value Line Aggressive Income Trust

Statement of Assets and Liabilities at January 31, 2002
================================================================================

                                                                      Dollars
                                                                   (in thousands
                                                                    except per
                                                                   share amount)
                                                                   -------------
Assets:
Investment securities, at value
   (cost--$79,736) .........................................        $  76,817
Repurchase agreements
   (cost--$18,101) .........................................           18,101
Cash .......................................................                6
Interest receivable ........................................            1,622
Receivable for securities sold .............................              714
Receivable for trust shares sold ...........................              116
Dividend receivable ........................................                3
                                                                    ---------
     Total Assets ..........................................           97,379
                                                                    ---------
Liabilities:
Payable for securities purchased ...........................            1,113
Payable for trust shares repurchased .......................              120
Dividends payable to shareholders ..........................               91
Accrued expenses:
   Advisory fee ............................................               51
   Service and distribution plan
     fees payable ..........................................               22
   Other ...................................................               61
                                                                    ---------
     Total Liabilities .....................................            1,458
                                                                    ---------
Net Assets .................................................        $  95,921
                                                                    =========
Net Assets:
Shares of beneficial interest, at $.01 par
   value (authorized unlimited,
   outstanding 20,230,810) .................................        $     202
Additional paid-in capital .................................          165,035
Distributions in excess of net
   investment income .......................................              (73)
Accumulated net realized loss
   on investments ..........................................          (66,324)
Unrealized net depreciation of
   investments .............................................           (2,919)
                                                                    ---------
     Net Assets ............................................        $  95,921
                                                                    =========
Net Asset Value, Offering and
   Redemption Price, per Outstanding
   Share ($95,920,671 / 20,230,810
   shares of benefical interest
   outstanding) ............................................        $    4.74
                                                                    =========

Statement of Operations for the Year Ended January 31, 2002
================================================================================

                                                                      Dollars
                                                                  (in thousands)
                                                                  --------------
Investment Income:
Interest .......................................................     $  9,891
Dividends ......................................................          303
Other ..........................................................           32
                                                                     --------
     Total Income ..............................................       10,226
                                                                     --------
Expenses:
Advisory fee ...................................................          692
Service and distribution plan fee ..............................          233
Transfer agent fees ............................................           60
Audit and legal fees ...........................................           45
Custodian fees .................................................           42
Printing, checks and stationary ................................           33
Registration and filing fees ...................................           24
Trustees' fees and expenses ....................................           23
Other ..........................................................            4
                                                                     --------
     Total expenses before
       custody credits .........................................        1,156
     Less: custody credits .....................................           (5)
                                                                     --------
     Net Expenses ..............................................        1,151
                                                                     --------
Net Investment Income ..........................................        9,075
                                                                     --------
Realized and Unrealized Loss
   on Investments
   Net realized Loss ...........................................       (7,568)
   Net Change in Net Unrealized
     Appreciation (Depreciation) ...............................         (914)
                                                                     --------
Net Realized Loss and Change in
   Net Unrealized Appreciation
   (Depreciation) on Investments ...............................       (8,482)
                                                                     --------
Net Increase in Net Assets
   from Operations .............................................     $    593
                                                                     ========

See Notes to Financial Statements.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Statements of Changes in Net Assets
for the Year Ended January 31, 2002 and 2001
================================================================================

                                                                              2002           2001
                                                                           ------------------------
                                                                            (Dollars in thousands)
Operations:
   Net investment income .............................................     $   9,075      $  13,519
   Net realized loss on investments ..................................        (7,568)       (32,040)
   Change in net unrealized (depreciation) appreciation ..............          (914)        (5,787)
                                                                           ------------------------
   Net increase (decrease) in net assets from operations .............           593        (24,308)
                                                                           ------------------------
Distributions to Shareholders
   Net investment income .............................................        (9,137)       (13,519)

Trust Share Transactions:
   Net proceeds from sale of shares ..................................       187,919        171,332
   Net proceeds from reinvestment of distributions to shareholders ...         7,157          9,639
                                                                           ------------------------
                                                                             195,076        180,971
   Cost of shares repurchased ........................................      (207,535)      (195,806)
                                                                           ------------------------
   Net decrease in net assets from share transactions ................       (12,459)       (14,835)
                                                                           ------------------------

Total Decrease in Net Assets .........................................       (21,003)       (52,662)

Net Assets:
   Beginning of year .................................................       116,924        169,586
                                                                           ------------------------
   End of year .......................................................     $  95,921      $ 116,924
                                                                           ========================
   Distributions in excess of net investment income ..................     $     (73)     $      --
                                                                           ========================

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16

                                              Value Line Aggressive Income Trust

Notes to Financial Statements                                   January 31, 2002
================================================================================

1. Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Notes to Financial Statements
================================================================================

(E) Investments. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of discount, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(F) Amortization. As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing premium on debt securities. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis. Prior to February 1, 2001, the Trust did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $96,107 reduction in cost of securities and a corresponding $96,107 increase in net unrealized appreciation, based on securities held by the Trust on February 1, 2001.

The effect of this change for the year ended January 31, 2002 was to decrease net investment income by $62,210, decrease net unrealized appreciation by $23,152 and decrease net realized loss by $85,362. The statement of changes in net assets and financial highlights for prior years have not been restated to reflect this change in accounting policy.

2. Trust Share Transactions

Transactions in shares of beneficial interest in the Trust were as follows:

                                                        Year Ended January 31,
                                                        2002              2001
                                                      -------------------------
Shares sold ................................           38,036            27,956

Shares issued to shareholders
   in reinvestment
   of dividends ............................            1,459             1,568
                                                      -------------------------
                                                       39,495            29,524

Shares repurchased .........................          (41,579)          (30,698)
                                                      -------------------------

Net decrease ...............................           (2,084)           (1,174)
                                                      =========================

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                                    Year Ended
                                                                    January 31,
                                                                       2002
                                                                  --------------
                                                                  (in thousands)
Purchases:
   Investment Securities ................................            $109,734
                                                                     --------
Sales:
   Investment Securities ................................            $122,867
                                                                     --------

4. Income Taxes

At January 31, 2002, information on the tax components of capital is as follows:

                                                                         (in
                                                                      thousands)
Cost of investments for tax purposes .......................          $ 98,196
                                                                      ========

Gross tax unrealized appreciation ..........................          $  2,620
Gross tax unrealized depreciation ..........................          $ (5,898)
                                                                      --------
Net tax unrealized depreciation
   on investments ..........................................          $ (3,278)
                                                                      ========

Undistributed ordinary income ..............................          $     91
                                                                      --------
Capital loss carryforward,
   expires January 31, 2003 ................................          $ (2,386)
Capital loss carryforward,
   expires January 31, 2007 ................................            (2,531)
Capital loss carryforward,
   expires January 31, 2008 ................................           (17,496)
Capital loss carryforward,
   expires January 31, 2009 ................................           (20,923)
Capital loss carryforward,
   expires January 31, 2010 ................................           (20,654)
                                                                      --------
Capital loss carryforward,
   at January 31, 2002 .....................................          $(63,990)
                                                                      ========

During the year ended January 31, 2002, as permitted under federal income tax regulation, the Trust elected to defer $2,049,448 of Post-October net capital losses to the next taxable year. To the extent future capital gains are offset by capital losses, the Trust does not anticipate distributing any such gains to the shareholders.


--------------------------------------------------------------------------------
18

                                              Value Line Aggressive Income Trust

                                                                January 31, 2002
================================================================================

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of bond premiums and wash sales.

The tax composition of dividends was as follows:

                                                                         (in
                                                                      thousands)
Ordinary income...................................................     $ 9,137
                                                                       =======

5. Investment Advisory Contract, Management Fees and Transactions With
   Affiliates

An advisory fee of $692,518 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the year ended January 31, 2002. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $232,953 were paid or payable to the Distributor under this Plan for the year ended January 31, 2002.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and a Trustee of the Trust. At January 31, 2002, the Adviser and certain officers and Trustees owned 217,569 shares of beneficial interest in the Trust, representing 1.07% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line Aggressive Income Trust

Financial Highlights
================================================================================

Selected data for a share of capital stock outstanding throughout each year:

                                                                           Years ended January 31,
                                               -------------------------------------------------------------------------------
                                                  2002             2001             2000             1999             1998
                                               -------------------------------------------------------------------------------
Net asset value, beginning of year ........    $  5.24         $   7.22         $   7.45         $   8.66         $   8.21
                                               -------------------------------------------------------------------------------
Income from investment operations:
      Net investment income ...............       0.49(1)          0.66             0.73             0.78             0.72
      Net gains or losses on securities
        (both realized and unrealized) ....      (0.50)(1)        (1.98)           (0.23)           (1.21)            0.45
                                               -------------------------------------------------------------------------------
      Total from investment operations ....      (0.01)           (1.32)            0.50            (0.43)            1.17
                                               -------------------------------------------------------------------------------
Less distributions:
      Dividends from net
        investment income .................      (0.49)           (0.66)           (0.73)           (0.78)           (0.72)
                                               -------------------------------------------------------------------------------
Net asset value, end of year ..............    $  4.74         $   5.24         $   7.22         $   7.45         $   8.66
                                               ===============================================================================
Total return ..............................      (0.12)%         (19.14)%           7.16%           (5.13)%          14.97%
                                               ===============================================================================
Ratios/Supplemental Data:
Net assets, end of year (in thousands) ....    $95,921         $116,924         $169,586         $174,805         $146,712
Ratio of expenses to average net assets ...       1.23%(3)         1.04%(3)         0.82%(3)         0.81%(2)         0.95%(2)
Ratio of net investment income
  to average net assets ...................       9.72%(1)        10.61%           10.04%            9.81%            8.60%
Portfolio turnover rate ...................        140%             184%             154%             140%             251%

(1) As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $.01 per share. The effect of this change was to decrease the ratio of net investment income to average net assets from 9.79% to 9.72%. Per share and ratios for the year prior to February 1, 2001 have not been restated to reflect this change in accounting policy.

(2)   Before offset of custody credits.

(3) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.24% for the year ended January 31, 2002 and would not have changed for the years ended January 31, 2001 and January 31, 2000.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
20

                                              Value Line Aggressive Income Trust

Report of Independent Accountants
================================================================================

To the Board of Trustees and Shareholders of Value Line Aggressive Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Aggressive Income Trust (the "Trust") at January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York

March 11, 2002

--------------------------------------------------------------------------------
                Federal Tax Status of Distributions (unaudited)

 For corporate taxpayers 3.26% of the ordinary income distributions paid during the calendar year 2001 qualify for the corporate dividends received deductions.
--------------------------------------------------------------------------------


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Value Line Aggressive Income Trust

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MANAGEMENT INFORMATION

The following table sets forth information on each Trustee and officer of the Trust. Each Trustee serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Trustee serves until his or her successor is elected and qualified.

                                                                            Principal
                                                                            Occupation
                                                       Length of            During the                        Other Directorships
Name, Address, and Age          Position               Time Served          Past 5 Years                      Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Interested Trustees*
---------------------------------------------------------------------------------------------------------------------------------
Jean Bernhard Buttner           Chairman of the        16 years             Chairman, President               Value Line, Inc.
Age 67                          Board of Trustees                           and Chief Executive
                                and President                               Officer of Value Line,
                                                                            Inc. (the "Adviser") and
                                                                            Value Line Publishing, Inc.
                                                                            Chairman and President
                                                                            of each of the
                                                                            15 Value Line Funds
                                                                            and Value Line
                                                                            Securities, Inc.
                                                                            (the "Distributor")

---------------------------------------------------------------------------------------------------------------------------------
Marion N. Ruth                  Trustee                2 years              Real Estate Executive:            Value Line, Inc.
5 Outrider Road                                                             President, Ruth Realty
Rolling Hills, CA 90274                                                     (real estate broker);
Age 66                                                                      Director of the Adviser
                                                                            since 2000.

Non-Interested Trustees

John W. Chandler                Trustee                11 years             Consultant, Academic              None
1611 Cold Spring Rd                                                         Search Consultation
Williamstown, MA 01267                                                      Service, Inc. Trustee
Age 78                                                                      Emeritus and Chairman
                                                                            (1993-1994) of the
                                                                            Board of Trustees of
                                                                            Duke University;
                                                                            President Emeritus,
                                                                            Williams College.

---------------------------------------------------------------------------------------------------------------------------------
Frances T. Newton               Trustee                2 years              Customer Support                  None
4921 Buckingham Drive                                                       Analyst, Duke Power
Charlotte, NC 28209                                                         Company
Age 60


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22

                                              Value Line Aggressive Income Trust

================================================================================

                                                                            Principal
                                                                            Occupation
                                                       Length of            During the                        Other Directorships
Name, Address, and Age          Position               Time Served          Past 5 Years                      Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Francis C. Oakley               Trustee                2 years              Professor of History,             Berkshire
54 Scott Hill Road                                                          Williams College,                 Life Insurance
Williamstown, MA 01267                                                      1961 to present.                  Company.
Age 70                                                                      President Emeritus
                                                                            since 1994 and
                                                                            President, 1985 -
                                                                            1994; Chairman (1993
                                                                            - 1997) of the
                                                                            American Council of
                                                                            Learned Societies;
                                                                            President of the
                                                                            Board of Trustees of
                                                                            the Sterling and
                                                                            Francene Clark Art
                                                                            Institute since 1998.

---------------------------------------------------------------------------------------------------------------------------------
David H. Porter                 Trustee                5 years              Visiting Professor of             None
5 Birch Run Drive                                                           Classics, Williams
Saratoga Springs, NY 12866                                                  College, since 1999;
Age 66                                                                      President Emeritus,
                                                                            Skidmore College
                                                                            since 1999 and
                                                                            President, 1987 -
                                                                            1998.

---------------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts              Trustee                16 years             Chairman, Institute               A. Schulman Inc.
169 Pompano St.                                                             for Political Economy             (plastics)
Panama City Beach, FL 32413
Age 62

---------------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr               Trustee                6 years              Senior Financial                  None
1409 Beaumont Drive                                                         Advisor, Hawthrone,
Gladwyne, PA 19035                                                          since 2001;
Age 52                                                                      Chairman, Radcliffe
                                                                            College Board of
                                                                            Trustees, 1990 -
                                                                            1999.


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                                                                              23

Value Line Aggressive Income Trust

================================================================================

                                                                            Principal
                                                                            Occupation
                                                       Length of            During the                        Other Directorships
Name, Address, and Age          Position               Time Served          Past 5 Years                      Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Officers

Bradley T. Brooks               Vice President         1 year               Portfolio Manager                 --
Age 39                                                                      with the Adviser
                                                                            since 1999;
                                                                            Securities Analyst
                                                                            with the Adviser
                                                                            1997 - 1999.

---------------------------------------------------------------------------------------------------------------------------------
David T. Henigson               Vice President,        8 years              Director, Vice                    --
Age 44                          Secretary and                               President and
                                Treasurer                                   Compliance Officer
                                                                            of the Adviser.
                                                                            Director and Vice
                                                                            President of the
                                                                            Distributor.
                                                                            Vice President,
                                                                            Secretary and Treasurer
                                                                            of each of the
                                                                            15 Value Line Funds.

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Trust's Statement of Additional Information (SAI) includes additional information about the Trust's trustees and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


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Value Line Aggressive Income Trust

                         The Value Line Family of Funds
================================================================================

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987--Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993--Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
28

================================================================================

INVESTMENT ADVISER       Value Line, Inc.
                         220 East 42nd Street
                         New York, NY 10017-5891

DISTRIBUTOR              Value Line Securities, Inc.
                         220 East 42nd Street
                         New York, NY 10017-5891

CUSTODIAN BANK           State Street Bank and Trust Co.
                         225 Franklin Street
                         Boston, MA 02110

SHAREHOLDER              State Street Bank and Trust Co.
SERVICING AGENT          c/o NFDS
                         P.O. Box 219729
                         Kansas City, MO 64121-9729

INDEPENDENT              PricewaterhouseCoopers LLP
ACCOUNTANTS              1177 Avenue of the Americas
                         New York, NY 10036

LEGAL COUNSEL            Peter D. Lowenstein, Esq.
                         Two Sound View Drive, Suite 100
                         Greenwich, CT 06830

DIRECTORS                Jean Bernhard Buttner
                         John W. Chandler
                         Frances T. Newton
                         Francis C. Oakley
                         David H. Porter
                         Paul Craig Roberts
                         Marion N. Ruth
                         Nancy-Beth Sheerr

OFFICERS                 Jean Bernhard Buttner
                         Chairman and President
                         Bradley T. Brooks
                         Vice President
                         David T. Henigson
                         Vice President and
                         Secretary/Treasurer
                         Joseph Van Dyke
                         Assistant Secretary/Treasurer
                         Stephen La Rosa
                         Assistant Secretary/Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #521330